Investment Properties (Net Book Amount) (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about investment properties [line items]
Investment properties	¥ 367,468	¥ 376,739	¥ 391,266
Cost [member]
Disclosure of detailed information about investment properties [line items]
Investment properties	602,659	594,135	594,135
Accumulated depreciation [member]
Disclosure of detailed information about investment properties [line items]
Investment properties	¥ (235,191)	¥ (217,396)	¥ (202,869)